Tax Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Tax Liabilities [Abstract]
Income tax payable	$ 33,647	$ 18,116
Other tax liabilities	3,567	3,384
Income tax withholdings	1,787	1,505
Digital services VAT withholding	1,780	1,879
Tax liabilities	$ 37,214	$ 21,500